[USAA(R) logo appears here.]







                                USAA SHORT-TERM
                                        BOND Fund





                                        [Image appears here.]






                    Annual Report

----------------------------------------------------------
    July 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      13

      FINANCIAL INFORMATION

         Distributions to Shareholders                                16

         Independent Auditors' Report                                 17

         Portfolio of Investments                                     18

         Notes to Portfolio of Investments                            25

         Statement of Assets and Liabilities                          26

         Statement of Operations                                      27

         Statements of Changes in Net Assets                          28

         Notes to Financial Statements                                29

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest


--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SHORT-TERM BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                          "WE AT USAA INVESTMENTS
                                           ARE WATCHING ECONOMIC INDICATORS
                                             CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY."

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------

               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT


               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,


               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE  INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND
               DISTRIBUTED   BY  USAA  INVESTMENT   MANAGEMENT   COMPANY  (USAA
               INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA SHORT-TERM BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                         7/31/01               7/31/00
--------------------------------------------------------------------------------
  Net Assets                          $419.9 Million        $293.0 Million
  Net Asset Value Per Share                $9.95                 $9.70

--------------------------------------------------------------------------------
                   Average Annual Total Returns as of 7/31/01
--------------------------------------------------------------------------------
1 YEAR                       5 YEARS               SINCE INCEPTION ON 6/1/93
9.61%                         6.87%                         6.16%
--------------------------------------------------------------------------------


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVEST-MENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund, the Lehman Brothers 1-3 Year Government/Credit Index, and the Lipper Short Investment Grade Debt Funds Average, for the period of 06/01/1993 through 07/31/2001. The data points from the graph are as follows:

                USAA SHORT-        LEHMAN 1-3 YEAR         LIPPER SHORT INV.
              TERM BOND FUND      GOVT/CREDIT INDEX        GRADE DEBT AVERAGE
              --------------      -----------------        ------------------

06/01/93         $10,000               $10,000                 $10,000
07/31/93          10,087                10,099                  10,118
01/31/94          10,372                10,351                  10,380
07/31/94          10,259                10,329                  10,304
01/31/95          10,388                10,483                  10,412
07/31/95          11,070                11,077                  10,982
01/31/96          11,501                11,574                  11,488
07/31/96          11,692                11,690                  11,568
01/31/97          12,234                12,124                  12,008
07/31/97          12,741                12,554                  12,432
01/31/98          13,162                12,994                  12,835
07/31/98          13,494                13,321                  13,144
01/31/99          13,775                13,824                  13,524
07/31/99          14,001                13,980                  13,629
01/31/00          14,320                14,199                  13,848
07/31/00          14,869                14,718                  14,316
01/31/01          15,490                15,564                  15,101
07/31/01          16,298                16,212                  15,695

DATA SINCE INCEPTION ON 6/1/93 THROUGH 7/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the broad-based Lehman Brothers 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Debt Funds Average. The Lehman Index is an unmanaged index made up of government, agency, and credit bonds with maturities longer than one year and shorter than three years. The Lipper Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[Photograph of the Portfolio
Manager appears here.]                    Paul Lundmark, CFA

--------------------------------------------------------------------------------


               -----------------------------------------------------------------

                                            *****

                          Your Fund's performance received an Overall

                     Morningstar Rating(TM) of 5 stars in the taxable bond

                       fund category for the period ending July 31, 2001.

               -----------------------------------------------------------------



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA SHORT-TERM BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED TAXABLE BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,827 FUNDS IN THE LAST THREE YEARS AND 1,341 FUNDS IN THE LAST FIVE YEARS. WITH RESPECT TO THESE TAXABLE BOND FUNDS, THE USAA SHORT-TERM BOND FUND RECEIVED A MORNINGSTAR RATING OF FIVE STARS FOR EACH OF THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

HOW DID THE USAA SHORT-TERM BOND FUND PERFORM?

               The 12-month dividend yield of your USAA Short-Term Bond Fund was 6.51% for the period ending July 31, 2001, compared to a 5.84% average yield for funds in the Lipper Short Investment Grade Debt category. The Fund's total return was 9.61% for the year, compared to the 9.39% Lipper Average return.

               Because of our income orientation and risk/reward analysis, we continue to favor investments in the spread sectors of the bond market, such as corporate bonds and mortgage- and asset-backed securities, over Treasuries. Although this investment style hurt the Fund during the second half of 2000, it resulted in the Fund's outperforming its peers since the beginning of 2001. The difference in yields between the spread sectors and Treasuries has narrowed as investors' fears of a recession have diminished. Holdings that have done well over the past year include First Union, Pactiv, Sovereign Bank Lease 2000-2001, and Waste Management.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               Our strategy has been to emphasize the spread sectors--those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities--because they provided a better risk/reward than Treasuries. The biggest concentration of spread sectors was in corporate bonds, where we adopted a more


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE LIPPER AVERAGE DEFINITION.

               YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-24.

 ...CONTINUED
--------------------------------------------------------------------------------


               defensive stance. Our team of analysts and I continued to focus on sound credit analysis, evaluating individual securities based on the market's sensitivity to deteriorating credit quality. We also emphasized defensive sectors such as real estate investment trusts (REITs) and utility and gas bonds.

               Consistent with our philosophy, we did not bet on changes in the direction of interest rates. Because no one can consistently predict the course of interest rates, we made no dramatic changes in the maturity and duration of the portfolio. Instead, the emphasis remained on seeking bonds that represent value in risk and total return.

WHAT IS THE OUTLOOK?

               Although the economy has definitely slowed this year, we do not hold the view that a recession is inevitable. The Federal Reserve Board's aggressive reduction of overnight rates since the beginning of the year has calmed the markets and, together with the tax rebates being paid to consumers, may energize the economy in the last part of the year. In addition, companies have been aggressively reducing inventories so they can ramp up production when demand picks up again.

               Looking to the future, we think there is good reason to expect the economy will continue to moderate. This moderation could result in non-Treasury securities' increasing in relative value. Our continued emphasis will be on finding securities that represent good risk/reward characteristics.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS



                                 PORTFOLIO MIX
                                     7/31/01

A pie chart is shown here depicting the Portfolio Mix as of July 31, 2001 of the USAA Short-Term Bond Fund to be:

Corporate Obligations - 74.2%; Asset-Backed Securities - 10.4%; Collateralized Mortgage Obligations - 9.6%; Variable-Rate Demand Notes - 2.9%; and Cash Equivalents - 2.4%.


     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


 YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-24.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2E and Proposal 4 are for the USAA Short-Term Bond Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

              Proposal to elect Directors as follows:


                                                                      VOTES
               DIRECTORS                  VOTES FOR                   WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis            2,715,058,284               40,108,336

               Christopher W. Claus       2,715,058,925               40,107,695

               David G. Peebles           2,715,058,926               40,107,694

               Michael F. Reimherr        2,715,058,891               40,107,729

               Richard A. Zucker          2,715,058,603               40,108,017

               Barbara B. Dreeben         2,715,058,252               40,108,368

               Robert L. Mason, Ph.D.     2,715,058,603               40,108,017

               Laura T. Starks, Ph.D.     2,715,058,582               40,108,038

14

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS

PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,019,020      1,985,791      354,854           79,060


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,226,376      1,823,505      309,784           79,060


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,049,764      1,923,064      386,834           79,062

 ...CONTINUED
--------------------------------------------------------------------------------

PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 24,503,708      2,513,058      342,897           79,062

PROPOSAL 2E
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of real estate.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 24,943,391      2,082,803      333,470           79,061

PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 25,242,832      1,861,532      255,301           79,060

16

DISTRIBUTIONS
--------------------------------------------------------------------------------
                                to SHAREHOLDERS

USAA SHORT-TERM BOND FUND


               The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 2001. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2002.


               ---------------------------------------------

                  ORDINARY INCOME*             $0.64764

                  LONG-TERM CAPITAL GAINS       0.00033
                                                -------
                  TOTAL                        $0.64797
                                               ========
               ---------------------------------------------





               * INCLUDES  DISTRIBUTION  OF SHORT-TERM  CAPITAL  GAINS,  IF ANY,
                 WHICH ARE TAXABLE AS ORDINARY INCOME.

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report

KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA SHORT-TERM BOND FUND


               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Short-Term Bond Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 8 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

               San Antonio, Texas
               September 7, 2001

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2001

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          CORPORATE OBLIGATIONS - debt securities issued by corporations as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of a corporate obligation generally varies inversely to the movement of interest rates.

          COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED SECURITIES - represent ownership in a pool of mortgage loans or other assets. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages or assets in the pool. Like other fixed-income securities, when interest rates rise, the value of these securities generally will decline. However, when interest rates decline, the value of these securities with prepayment features may not increase as much as other fixed-income securities.

          VARIABLE-RATE DEMAND NOTES - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily or weekly interval to a rate that reflects current market conditions.

          CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

          CP       Commercial Paper
          IDB      Industrial Development Board
          MTN      Medium-Term Note
          RB       Revenue Bond


          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.


          (LOC)    Enhanced by a bank letter of credit.
          (INS) Scheduled principal and interest payments are insured by MBIA, Inc.

20

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (74.2%)

            BANKS - MAJOR REGIONAL (2.4%)
$   4,000   Corporacion Andina De Fomento, Global
              Bonds (Venezuela)                            7.10%      2/01/2003   $  4,100
    6,000   First Union National Bank, Subordinated
              Notes                                        6.18       2/15/2036 c    6,117
------------------------------------------------------------------------------------------
                                                                                    10,217
------------------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (1.7%)
    7,000   Cox Communications, Inc., Notes                7.00       8/15/2001      7,006
------------------------------------------------------------------------------------------
            COMPUTER - HARDWARE (1.4%)
    6,000   Sun Microsystems, Inc., Senior Notes           7.00       8/15/2002      6,102
------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (12.1%)
   18,000   Calpine Canada Energy Finance,
              Guaranteed Senior Notes                      8.50       5/01/2008     18,298
    5,000   Dominion Resources, Inc., Senior Notes,
              Series C                                     7.60       7/15/2003      5,255
    9,000   Pinnacle One Partners L.P., Senior
              Notes a                                      8.83       8/15/2004      9,484
   17,020   PSE&G Energy Holdings, Inc., Senior
              Notes a                                      8.63       2/15/2008     17,671
------------------------------------------------------------------------------------------
                                                                                    50,708
------------------------------------------------------------------------------------------
            FINANCE - CONSUMER (5.8%)
    2,800   Capital One Bank, Bank Notes                   6.57       1/27/2003      2,829
    7,000   Capital One Bank, Senior Notes                 6.88       2/01/2006      6,991
    7,050   Capital One Financial Corp., Notes             7.25      12/01/2003      7,160
    7,000   Ford Motor Credit Co., Global Notes            7.50       6/15/2003      7,350
------------------------------------------------------------------------------------------
                                                                                    24,330
------------------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (2.7%)
    5,000   CIT Group, Inc., Senior Notes                  6.50       2/07/2006      5,172
    6,000   Heller Financial, Inc., Notes                  6.40       1/15/2003      6,182
------------------------------------------------------------------------------------------
                                                                                    11,354
------------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
------------------------------------------------------------------------------------------
            HOMEBUILDING (3.2%)
$  13,214   Pulte Corp., Senior Notes                      7.00%     12/15/2003   $ 13,442
------------------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (1.2%)
    5,000   Merrill Lynch & Co., Inc., Global Notes        6.00       2/12/2003      5,126
------------------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (4.6%)
   10,000   EdperBrascan Corp., Notes (Canada)             7.13      12/16/2003     10,145
    9,000   Pactiv Corp., Notes                            7.20      12/15/2005      9,075
------------------------------------------------------------------------------------------
                                                                                    19,220
------------------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (5.7%)
    8,000   Limestone Electron Trust, Senior
              Secured Notes a                              8.63       3/15/2003      8,365
   10,000   Osprey Trust, Osprey I, Inc., Senior
              Notes a                                      8.31       1/15/2003     10,339
    5,000   WCG Note Trust/Corp., Inc., Senior
              Secured Notes a                              8.25       3/15/2004      5,040
------------------------------------------------------------------------------------------
                                                                                    23,744
------------------------------------------------------------------------------------------
            OIL - DOMESTIC INTEGRATED (1.6%)
    6,000   Phillips Petroleum Co., Notes                  8.50       5/25/2005      6,601
------------------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (1.2%)
    5,000   Nexfor, Inc., Debentures                       8.13       3/20/2008      5,042
------------------------------------------------------------------------------------------
            POWER PRODUCERS (INDEPENDENT) (2.0%)
    8,400   NRG Energy, Inc., Notes                        6.75       7/15/2006      8,571
------------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (9.2%)
    7,000   Equity Operating L.P.,
              Callable/Putable Notes                       6.38       2/15/2002      7,059
    3,000   Nationwide Health Properties, Inc., MTN        8.61       3/01/2002      3,071
    4,000   Nationwide Health Properties, Inc., MTN        6.90      10/01/2037 c    3,782
    7,890   Nationwide Health Properties, Inc., MTN        6.59       7/07/2038 c    7,786
    5,000   Oasis Residential, Inc., Senior Notes          6.75      11/15/2001      5,022


22

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
------------------------------------------------------------------------------------------
$  12,160   Trinet Corporate Realty Trust, Inc.,
              Dealer Remarketed Securities                 6.75%      3/01/2003   $ 11,945
------------------------------------------------------------------------------------------
                                                                                    38,665
------------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (1.0%)
    2,000   Kmart Corp., MTN                               7.72       6/25/2002      2,007
    2,000   Kmart Corp., MTN                               7.76       7/01/2002      2,008
------------------------------------------------------------------------------------------
                                                                                     4,015
------------------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (1.2%)
    4,594   Sovereign Bank Lease, Pass-Through
              Trust Certificates, Series 2000-1 a         10.20       6/30/2005      4,930
------------------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (1.7%)
    7,000   ServiceMaster Co., Notes                       8.45       4/15/2005      7,247
------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (1.9%)
    4,566   Intermedia Communications, Inc., Senior
              Subordinated Discount Notes, 8.28%/12.25%,
              03/01/04 b                                   8.28       3/01/2009      4,001
    4,000   WorldCom, Inc., Senior Notes                   7.55       4/01/2004      4,181
------------------------------------------------------------------------------------------
                                                                                     8,182
------------------------------------------------------------------------------------------
            TELEPHONES (4.2%)
    7,000   Qwest Capital Funding, Inc., Guaranteed
              Notes a                                      5.88       8/03/2004      7,074
   10,000   Qwest Capital Funding, Inc., Guaranteed
              Notes                                        7.75       8/15/2006     10,704
------------------------------------------------------------------------------------------
                                                                                    17,778
------------------------------------------------------------------------------------------
            TRUCKERS (4.0%)
    9,300   AMERCO, Senior Notes                           7.49       9/18/2001      9,307
    4,000   AMERCO, Senior Notes                           7.20       4/01/2002      3,991
    3,500   AMERCO, Bond-Backed Asset Trust
              Certificates, Series 1997 C a                7.14      10/15/2002      3,562
------------------------------------------------------------------------------------------
                                                                                    16,860
------------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
------------------------------------------------------------------------------------------
            WASTE MANAGEMENT (5.4%)
$  15,098   Waste Management, Inc., Notes                  6.38%     12/01/2003   $ 15,369
    7,000   Waste Management, Inc., Notes                  7.10       8/01/2026 c    7,194
------------------------------------------------------------------------------------------
                                                                                    22,563
------------------------------------------------------------------------------------------
            Total corporate obligations (cost: $302,406)                           311,703
------------------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES (10.4%)

   10,000   AESOP Funding II L.L.C., Series 1997-1,
              Rental Car Notes, Class A-2 (INS) a          6.40      10/20/2003     10,218
    6,000   CIT Equipment Collateral Trust,
              Series 2000-2, Class A4                      6.93       7/20/2011      6,286
    6,000   Citibank Credit Card Issuance Trust,
              Series 2000 B, Class B1                      7.05       9/17/2007      6,334
   10,000   MBNA Master Credit Card Trust,
              Series 2000 A, Class A                       7.35       7/16/2007     10,744
    5,000   Rental Car Finance Corp.,
              Series 1999-1, Rental Car Notes, Class A a   5.90       2/25/2007      5,071
    5,000   Team Fleet Financing Corp.,
              Series 1999-3, Rental Car Notes, Class A a   6.70       6/25/2003      5,096
------------------------------------------------------------------------------------------
            Total asset-backed securities (cost: $42,022)                           43,749
------------------------------------------------------------------------------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS (9.6%)

    4,699   Federal Home Loan Mortgage Corp.,
              Series 2262 VA                               7.50      10/15/2009      4,892
    6,361   Federal Home Loan Mortgage Corp.,
              Series 2259 VA                               7.50       6/15/2011      6,619
    5,000   Federal National Mortgage Assn.,
              Series 1993-160 E                            6.25       6/25/2011      5,095
    1,717   Federal National Mortgage Assn.,
              Series 1997-72 CA                            9.50       9/18/2023      1,772
    1,527   Federal National Mortgage Assn.,
              Series 1997-79 U                             9.00      11/18/2024      1,604
    1,909   Federal National Mortgage Assn.,
              Series 1997-89 N                             9.50      12/20/2022      1,994


24

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2001



PRINCIPAL                                                COUPON                     MARKET
   AMOUNT   SECURITY                                       RATE        MATURITY      VALUE
------------------------------------------------------------------------------------------
$   2,447   Federal National Mortgage Assn.,
              Series 1998-1 H                              9.00%      8/18/2024   $  2,612
    3,527   Federal National Mortgage Assn.,
              Series 1998-11 M                             9.00       2/18/2024      3,758
    1,185   Federal National Mortgage Assn.,
              Series 1998-2 GA                             8.50       4/18/2025      1,234
    3,737   Federal National Mortgage Assn.,
              Series 1998-7 H                              9.00       3/18/2025      4,002
    6,284   Federal National Mortgage Assn.,
              Series 2000-1 VA                             7.00       8/18/2010      6,533
------------------------------------------------------------------------------------------
            Total collateralized mortgage obligations (cost: $39,801)               40,115
------------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (2.9%)

            AUTOMOBILES (2.1%)
    6,475   Kenwood Lincoln-Mercury, Inc., (LOC)           4.10       5/01/2015      6,475
    2,540   Kenwood Lincoln-Mercury, Inc., Taxable
              Note Series 2000, (LOC)                      4.10       3/01/2021      2,540
------------------------------------------------------------------------------------------
                                                                                     9,015
------------------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (0.5%)
    1,930   Florence, AL, IDB RB, Series 1999B (LOC)       4.40      11/01/2008      1,930
------------------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.3%)
    1,300   Gulf Shores, AL Solid Waste RB,
              Series C (LOC)                               4.30      11/01/2010      1,300
------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $12,245)                        12,245
------------------------------------------------------------------------------------------
            CASH EQUIVALENTS (2.4%)

    9,946   Enron Corp. CP  (cost: $9,946)                 3.93       8/01/2001      9,946
------------------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $406,420)                                    $417,758
==========================================================================================

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          Callable/Putable Security - Provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. This mandatory put feature shortens the effective maturity of the security.


SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a)Security is not  registered  under the  Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

            (b)Stepped  coupon note initially  issued in  zero-coupon  form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

            (c)Security  has a put  feature  providing  the  right  to sell  the security at a date prior to final maturity. The put feature shortens the effective maturity of the security.

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA SHORT-TERM BOND FUND
JULY 31, 2001

ASSETS

   Investments in securities, at market value (identified cost of $406,420)     $417,758
   Cash                                                                              453
   Receivables:
      Capital shares sold                                                            593
      Interest                                                                     6,806
                                                                                --------
         Total assets                                                            425,610
                                                                                --------

LIABILITIES

   Securities purchased                                                            5,088
   Capital shares redeemed                                                           124
   USAA Investment Management Company                                                 79
   USAA Transfer Agency Company                                                       37
   Accounts payable and accrued expenses                                              92
   Dividends on capital shares                                                       333
                                                                                --------
         Total liabilities                                                         5,753
                                                                                --------
            Net assets applicable to capital shares outstanding                 $419,857
                                                                                ========

REPRESENTED BY:

   Paid-in capital                                                              $416,159
   Accumulated undistributed net investment income                                    76
   Accumulated net realized loss on investments                                   (7,716)
   Net unrealized appreciation of investments                                     11,338
            Net assets applicable to capital shares outstanding                 $419,857
                                                                                ========
   Capital shares outstanding                                                     42,213
                                                                                ========
   Authorized shares of $.01 par value                                           120,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   9.95
                                                                                ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA SHORT-TERM BOND FUND
YEAR ENDED JULY 31, 2001


NET INVESTMENT INCOME

   Interest income                                                     $23,679
                                                                       -------
   Expenses:
      Management fees                                                      797
      Transfer agent's fees                                                410
      Custodian's fees                                                      93
      Postage                                                               58
      Shareholder reporting fees                                            26
      Directors' fees                                                        4
      Registration fees                                                     90
      Professional fees                                                     33
      Other                                                                  5
                                                                       -------
         Total expenses                                                  1,516
      Expenses paid indirectly                                              (1)
                                                                       -------
         Net expenses                                                    1,515
                                                                       -------
            Net investment income                                       22,164
                                                                       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                    (6,817)
   Change in net unrealized appreciation/depreciation                   15,924
                                                                       -------
         Net realized and unrealized gain                                9,107
                                                                       -------
Increase in net assets resulting from operations                       $31,271
                                                                       =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA SHORT-TERM BOND FUND
YEARS ENDED JULY 31,

                                                              2001         2000
                                                           --------------------
FROM OPERATIONS

   Net investment income                                   $ 22,164    $ 17,279
   Net realized loss on investments                          (6,817)       (842)
   Change in net unrealized appreciation/depreciation
      of investments                                         15,924        (226)
                                                           --------------------
      Increase in net assets resulting
         from operations                                     31,271      16,211

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (22,091)    (17,279)
                                                           --------------------
   Net realized gains                                           (10)          -
                                                           --------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                217,893     179,445
   Reinvested dividends                                      18,840      15,054
   Cost of shares redeemed                                 (119,049)   (141,675)
                                                           --------------------
      Increase in net assets from
         capital share transactions                         117,684      52,824
                                                           --------------------
Net increase in net assets                                  126,854      51,756

NET ASSETS

   Beginning of period                                      293,003     241,247
                                                           --------------------
   End of period                                           $419,857    $293,003
                                                           ====================
Accumulated undistributed net investment income:
   End of period                                           $     76           -
                                                           ====================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                               22,309      18,538
   Shares issued for dividends reinvested                     1,932       1,555
   Shares redeemed                                          (12,236)    (14,635)
                                                           --------------------
      Increase in shares outstanding                         12,005       5,458
                                                           ====================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JULY 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

30

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001

               4. Securities  that  cannot be valued  by the  methods  set forth above and all other assets are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $3,000.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001


            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount
          which,   when  added  to  outstanding   borrowings  under  the  CAPCO
          agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.

32

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $7,716,000, which will expire in 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2001, were $214,572,000 and $111,517,000, respectively.

          The cost of securities for federal income tax purposes was $406,420,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $11,703,000 and $365,000 respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.24% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001

               and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/-   0.20% to 0.50%           +/-  0.04%
       +/-   0.51% to 1.00%           +/-  0.05%
       +/-   1.01% and greater        +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


       THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS CATEGORY.

34

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $28.50. Effective August 1, 2001, the annual charge per account is $25.50.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2001, the Association and its affiliates owned 1,776,000 shares (4.2%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001

(7) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

          In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income gains and losses realized on mortgage-backed and asset-backed securities. This requirement will not affect the Fund's net asset value, but will change the classification of certain amounts in the statement of operations.

          In addition, the Fund will record an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income by $85,000 to reflect the cumulative effect of this change up to the date of adoption of August 1, 2001.

36

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2001

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:



                                                        YEAR ENDED JULY 31,
                                 ---------------------------------------------------------------
                                       2001         2000        1999          1998         1997
                                 ---------------------------------------------------------------
Net asset value at
    beginning of period             $   9.70     $   9.75     $   9.99     $  10.03     $   9.79
Net investment income                    .65          .63          .58          .62          .61
Net realized and
    unrealized gain (loss)               .25         (.05)        (.22)        (.04)         .25
Distributions from net
    investment income                   (.65)        (.63)        (.58)        (.62)        (.61)
Distributions of realized
    capital gains                          -            -         (.02)           -         (.01)
                                    ------------------------------------------------------------
Net asset value at
    end of period                   $   9.95     $   9.70     $   9.75     $   9.99     $  10.03
                                    ============================================================
Total return (%) *                      9.61         6.18         3.76         5.91         8.97
Net assets at end
    of period (000)                 $419,857     $293,003     $241,247     $181,171     $133,746
Ratio of expenses to
    average net assets (%)               .46 a        .48          .50          .50          .50
Ratio of expenses to
    average net
    assets, excluding
    reimbursement (%)                    n/a          n/a          .52          .56          .61
Ratio of net investment
    income to average
    net assets (%)                      6.67         6.56         5.89         6.16         6.14
Portfolio turnover (%)                 31.80        23.68        11.53        48.24        27.85


  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

38

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM


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                                                                           Paper

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